December 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  ING SERIES FUND, INC.

(File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 178 (“Amendment”) to the Registration Statement of ING Series Fund, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on February 28, 2014. The Registrant is filing the Amendment for the purpose of updating the Registrant’s ING Global Target Payment Fund’s Prospectus and Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2649 or Jay Stamper at 480-477-2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq. Vice President and Senior Counsel ING Investment Management – ING Funds

Attachment

cc:	Phillip Newman

Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com